Significant accounting policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Name of reporting entity or other means of identification	Barclays Bank PLC is a public limited company, registered in England under company number 1026167.
Nature of business	The Barclays Bank Group is a major global financial services provider engaged in credit cards, wholesale banking, investment banking, wealth management and investment management services.
Description of nature of financial statements	These financial statements are prepared for Barclays Bank PLC and its subsidiaries (the Barclays Bank Group) under Section 399 of the Companies Act 2006.
Level of rounding used in financial statements	millions
Description of presentation currency	pounds Sterling
New and amended standards and interpretations
New and amended standards and interpretations	5. New and amended standards and interpretations The accounting policies adopted are consistent with those of the previous financial year, with the exception of the early adoption of Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) which was applied from 1 January 2020
Other disclosures	7. Other disclosures To improve transparency and ease of reference, by concentrating related information in one place, certain disclosures required under IFRS have been included within the Risk review section as follows: Credit risk on page 00 to 00 and on pages 00 to 00 Market risk on page 00 and on pages 00 to 00 Treasury and capital risk – capital on page 00 to 00 and on page 00 Treasury and capital risk – liquidity on page 00 and on pages 00 to 00. These disclosures are covered by the Audit opinion (included on page 00) where referenced as audited.
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform [Member]
New and amended standards and interpretations
New and amended standards and interpretations	IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 were amended in August 2020, which are effective for periods beginning on or after 1 January 2021 with earlier adoption permitted. The Barclays Bank Group elected to early adopt the amendments with effect from 1 January 2020. The amendments have been endorsed by the EU and by the UK. IFRS 9 allows companies when they first apply IFRS 9, to make an accounting policy choice to continue to apply the hedge accounting requirements of IAS 39. The Barclays Bank Group made the election to continue to apply the IAS 39 hedge accounting requirements, and consequently, the amendments to IAS 39 in respect of hedge accounting have been adopted by the Barclays Bank Group. The objective of the amendments is to provide certain reliefs to companies when changes are made to the contractual cash flows or hedging relationships resulting from interest rate benchmark reform. The reliefs adopted by the Barclays Bank Group have been described below.
Date by which application of new IFRS is required	Jan. 01, 2021
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2020
IFRS 17 - Insurance contracts [member]
New and amended standards and interpretations
Future accounting developments	IFRS 17 – Insurance contracts In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. In June 2020, the IASB published amendments to IFRS 17. The amendments that are relevant to the Barclays Bank Group are the scope exclusion for credit card contracts and similar contracts that provide insurance coverage, the optional scope exclusion for loan contracts that transfer significant insurance risk, and clarification that only financial guarantees issued are in scope of IFRS 9. The amendments also defer the effective date of IFRS 17, including the above amendments, to annual reporting periods beginning on or after 1 January 2023. IFRS 17, including the amendments to IFRS 17, has not yet been endorsed by the EU as of the date that the financial statements are authorised for issue. Following the UK’s withdrawal from the EU on 31 December 2020, the UK-adopted international accounting standards will be applicable. IFRS 17, including the amendments to IFRS 17, has not yet been endorsed by the UK. The Barclays Bank Group is currently assessing the expected impact of adopting this standard.